Derivatives (Summary of Effect of Fair Value Hedges) (Details) - Interest rate risk [member] - Fair value hedges [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, assets	$ 4,164	$ 11,772
Change in value of hedged items for ineffectiveness measurement, liabilities	(1,284)	(2,504)
Change in value of hedged items for ineffectiveness measurement, net	2,880	9,268
Change in fair value of hedging instruments for ineffectiveness measurement, assets	(4,165)	(11,843)
Change in fair value of hedging instruments for ineffectiveness measurement, liabilities	1,282	2,478
Change in fair value of hedging instruments for ineffectiveness measurement, net	(2,883)	(9,365)
Hedge ineffectiveness, assets	(1)	(71)
Hege ineffectiveness, liabilities	(2)	(26)
Hedge ineffectiveness, net	(3)	(97)
Carrying amounts for hedged items, assets	237,865	219,341
Carrying amounts for hedged items, liabilities	176,735	135,542
Accumulated amount of fair value hedge adjustments on hedged items, assets	(7,391)	(12,409)
Accumulated amount of fair value hedge adjustments on hedged items, liabilities	(624)	(3,448)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, assets	(3,182)	(3,082)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, liabilities	(27)	(227)
Deposits [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, liabilities	(1,090)	(2,291)
Change in fair value of hedging instruments for ineffectiveness measurement, liabilities	1,088	2,265
Hege ineffectiveness, liabilities	(2)	(26)
Carrying amounts for hedged items, liabilities	165,311	125,519
Accumulated amount of fair value hedge adjustments on hedged items, liabilities	(875)	(3,543)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, liabilities	27	(136)
Securitization liabilities at amortized cost [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, liabilities	(141)	(163)
Change in fair value of hedging instruments for ineffectiveness measurement, liabilities	141	163
Hege ineffectiveness, liabilities	0	0
Carrying amounts for hedged items, liabilities	8,599	6,865
Accumulated amount of fair value hedge adjustments on hedged items, liabilities	169	68
Accumulated amount of fair value hedge adjustments on de-designated hedged items, liabilities	0	0
Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, liabilities	(53)	(50)
Change in fair value of hedging instruments for ineffectiveness measurement, liabilities	53	50
Hege ineffectiveness, liabilities	0	0
Carrying amounts for hedged items, liabilities	2,825	3,158
Accumulated amount of fair value hedge adjustments on hedged items, liabilities	82	27
Accumulated amount of fair value hedge adjustments on de-designated hedged items, liabilities	(54)	(91)
Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, assets	2,031	6,856
Change in fair value of hedging instruments for ineffectiveness measurement, assets	(2,033)	(6,899)
Hedge ineffectiveness, assets	(2)	(43)
Carrying amounts for hedged items, assets	112,729	113,323
Accumulated amount of fair value hedge adjustments on hedged items, assets	(7,849)	(10,995)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, assets	(3,195)	(3,015)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, assets	1,616	3,127
Change in fair value of hedging instruments for ineffectiveness measurement, assets	(1,618)	(3,146)
Hedge ineffectiveness, assets	(2)	(19)
Carrying amounts for hedged items, assets	93,230	53,253
Accumulated amount of fair value hedge adjustments on hedged items, assets	472	(1,086)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, assets	18	(71)
Loans [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, assets	517	1,789
Change in fair value of hedging instruments for ineffectiveness measurement, assets	(514)	(1,798)
Hedge ineffectiveness, assets	3	(9)
Carrying amounts for hedged items, assets	31,906	52,765
Accumulated amount of fair value hedge adjustments on hedged items, assets	(14)	(328)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, assets	$ (5)	$ 4